Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations	$ 133,700,000	$ 131,100,000	$ 154,300,000
Termination fee			22,600,000
Income taxes paid	5,600,000	1,500,000	1,500,000
Purchase price of vessels	470,213,000	39,894,000	64,685,000
Tenerife Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel	29,700,000
Tenerife Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt	29,700,000
Awilco LNG Carrier [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels	2
Purchase price of vessels	205,000,000
Upfront fee	1,000,000
Upfront prepayment of charter for hire	$ 51,000,000